Temporary Equity and Stockholders' Equity - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares authorized	315,000,000	55,659,643	55,659,643
Common stock shares issued	71,810,419	30,281,520	30,309,350
Common stock shares outstanding	71,810,419	30,281,520	30,309,350
Preferred stock, redemption price per share		$ 1,000
unpaid dividends for the preferred shares		$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	7,765,229	7,765,229	7,765,229
Preferred stock shares issued	0	7,756,158	6,836,003
Preferred stock shares outstanding	0	7,756,158	6,836,003
Preference share discount rate	2.00%	2.00%
Preferred stock, dividend rate, percentage	13.00%	13.00%
Preferred stock, redemption amount	$ 85,200,000
Preferred stock redemption premium rate		1.00%
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized	10,480,538	10,480,538	10,480,538
Preferred stock shares issued	0	7,862,107	6,949,524
Preferred stock shares outstanding	0	7,862,107	6,949,524
Preference share discount rate	2.00%	2.00%
Preferred stock, dividend rate, percentage	13.75%	13.75%
Preferred stock, redemption amount	$ 86,900,000
Preferred stock redemption premium rate	1.00%	1.00%
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	6,872,894	6,872,894	6,872,894
Preferred stock shares issued	0	2,566,186	2,566,186
Preferred stock shares outstanding	0	2,566,186	2,566,186
Preferred stock, convertible, terms	1.5X
Convertible preferred stock, shares issued upon conversion	16,802	0.15
unpaid dividends for the preferred shares		$ 0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	9,090,975	9,090,975	9,090,975
Preferred stock shares issued	0	9,090,975	8,233,774
Preferred stock shares outstanding	0	9,090,975	8,233,774
Preferred stock, dividend rate, percentage	10.00%	10.00%
Preferred stock, redemption amount	$ 97,800,000
Capital Stock [Member]
Class of Stock [Line Items]
Capital units, authorized	350,000,000
Common stock shares issued	71,810,419
Common stock shares outstanding	71,810,419
Preferred stock shares authorized	35,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	2,520,368